Annual Total Returns [BarChart] - LVIP BlackRock Inflation Protected Bond Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	12.14%
2012	6.51%
2013	(8.37%)
2014	3.07%
2015	(2.82%)
2016	3.57%
2017	2.18%
2018	0.27%
2019	5.89%
2020	5.28%